Summary of Significant Accounting Policies (Details) - Partnership Interest [Member] - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Management Fees	$ 5,740,061	$ 8,923,504
U S Feeder [Member]
Management Fees	2,403,587	3,148,410
Cayman Feeder [Member]
Management Fees	3,171,460	5,609,122
Other [Member]
Management Fees	$ 165,014	$ 165,972